TRANSAMERICA FUNDS

Transamerica Asset Allocation - Conservative Portfolio

Transamerica Asset Allocation - Growth Portfolio

Transamerica Asset Allocation - Moderate Growth Portfolio

Transamerica Asset Allocation - Moderate Portfolio

Supplement to the Currently Effective Prospectus

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Effective immediately, the following sentence in the fourth paragraph of each “Purchase and Sale of Fund Shares” section of the Prospectus for each of the funds in the list above will be removed in its entirety:

The fund does not currently offer Class R3 shares.

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Investors Should Retain this Supplement for Future Reference

March 11, 2022